STOCK-BASED COMPENSATION - Fair Value of Stock Options Valuation Assumptions (Details) - USD ($)	5 Months Ended
	Dec. 31, 2022	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise multiple		230.00%
Exercise term, percent		50.00%
Dividend yield		$ 0
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise multiple		200.00%
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise multiple		250.00%
Founder Awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate, minimum	2.87%
Risk-free interest rate, maximum	2.92%
Expected stock price volatility, minimum	39.77%
Expected stock price volatility, maximum	44.76%
Founder Awards | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	4 years 8 months 12 days
Founder Awards | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	9 years 10 months 24 days
Replacement Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate, minimum	2.79%
Risk-free interest rate, maximum	2.80%
Exercise multiple	230.00%
Expected stock price volatility	50.00%